Property and equipment, net	12 Months Ended
Mar. 31, 2016
Property and equipment, net
Property and equipment, net

15.   Property and equipment, net

	As of March 31,
	2015	2016
	(in millions of RMB)
Computer equipment and software	9,829	13,289
Buildings and leasehold improvements	2,828	6,155
Construction in progress	1,818	1,883
Furniture, office and transportation equipment	430	483

	14,905	21,810
Less: accumulated depreciation and amortization	(5,766)	(8,181)

Net book value	9,139	13,629

Depreciation and amortization expenses recognized for the years ended March 31, 2014, 2015 and 2016 were RMB1,295 million, RMB2,282 million and RMB3,699 million, respectively.